Borrowings - Term Loan Narrative (Details) - Term loan $ in Millions, $ in Millions	Apr. 09, 2021 CAD ($)	Apr. 08, 2021	Mar. 28, 2021 CAD ($)	Mar. 28, 2021 USD ($)	Mar. 29, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300.0		$ 377.3		$ 159.3
Interest rate on borrowings (as a percent)			5.00%	5.00%
Borrowings, repayable quarterly				$ 0.8
LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	3.50%	4.25%	4.25%	4.25%
LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			0.75%	0.75%